Assets for Rights of Use and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Carrying Amounts of Right of Use Assets

a)	Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2021	2,978	429	438	3,845

Additions	15,060	860	503	16,423
Depreciation for the year	(1,217)	(323)	(222)	(1,762)
Translation differences	(2)	—	—	(2)

Balance at December 31, 2021	16,819	966	719	18,504

Additions	7,877	758	64	8,699
Business combinations	402	—	822	1,224
Depreciation for the year	(2,560)	(527)	(310)	(3,397)
Others	(553)	—	—	(553)
Translation differences	413	(2)	—	411

Balance at December 31, 2022	22,398	1,195	1,295	24,888

Summary of Carrying Amounts of Lease Liabilities

b)	Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2021	3,280	432	405	4,117

Additions to liabilities	15,060	860	503	16,423
Interest on lease liabilities	588	25	18	631
Lease payments	(811)	(349)	(300)	(1,460)
Translation differences	(2)	—	—	(2)

Balance at December 31, 2021	18,115	968	626	19,709

Additions to liabilities	7,783	663	71	8,517
Business combinations	402	—	586	988
Interest on lease liabilities	1,210	40	17	1,267
Lease payments	(2,322)	(492)	(315)	(3,129)
Others	(340)	—	—	(340)
Translation differences	289	—	—	289

Balance at December 31, 2022	25,137	1,179	985	27,301

Summary of Maturity Analysis of Lease Liabilities
An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	December 31, 2022	December 31, 2021 (*)
6 months or less	1,892	1,189
6 months to 1 year	1,952	1,223
From 1 to 2 years	3,879	2,371
From 2 to 5 years	9,844	6,713
More than 5 years	17,820	15,320

Total	35,387	26,816

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss
Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	2022	2021	2020
Interest on lease liabilities (see note 23)	1,267	631	107
Expenses relating to short-term and low value leases (see note 21)	3,454	567	305